Income Tax - Schedule of net deferred tax assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset:
Accrued liabilities		$ 77,599	$ 70,420
Social security tax deferral		12,656
Interest expense		20,851	49,586
Transaction expenses		8,643	5,325
Net operating losses		10,557	7,671
ROU liabilities		11,996	26,648
Debt Cost		6,422	973
Acquired intangibles, including goodwill		2,205	2,292
Insurance reserves		2,262	2,403
Other		4,755	6,158
Total deferred tax assets		157,946	171,476
Deferred tax liabilities
Acquired intangibles including goodwill		618,697	636,245
Restructuring expenses		4,977	6,857
Depreciation		2,464	1,617
ROU assets		7,890	20,294
Unrealized transactions			990
Other		6,266	6,038
Total deferred tax liabilities		640,294	672,041
Less: deferred income tax asset valuation allowances	$ (1,300)	(6,706)	(5,570)
Net deferred tax liabilities		489,054	506,135
Noncurrent deferred tax asset		2,188	227
Noncurrent deferred tax liability		$ 491,242	$ 506,362